Document and Entity Information	Jul. 23, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001004434
Document Type	8-K
Document Period End Date	Jul. 23, 2020
Entity Registrant Name	AFFILIATED MANAGERS GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-13459
Entity Tax Identification Number	04-3218510
Entity Address, Address Line One	777 South Flagler Drive
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(800)
Local Phone Number	345-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	AMG
Security Exchange Name	NYSE
Junior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.875% Junior Subordinated Notes due 2059
Trading Symbol	MGR
Security Exchange Name	NYSE